Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
1 3 .	Inventorie s

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Raw materials	1,500,034	1,940,119	299,804
Work in progress	35,688	33,211	5,132
Finished goods	1,288,415	2,497,865	385,991

Total inventories at the lower of cost and net realizable value	2,824,137	4,471,195	690,927

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	11,471,988	13,167,181	15,501,807	2,395,470
Inclusive of the following charge/(credit):
- Inventories written down	25,194	31,810	82,386	12,731
- Reversal of write-down of inventories	(33,662)	(14,788)	(54,408)	(8,408)

The reversal of write-down of inventory was made when the related inventories were sold above their carrying value.